ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥) item
Value-added tax and other taxes payable		¥ 5,633,799	¥ 2,407,530
Accrued payroll and welfare		25,997,904	17,042,283
Accrued test monitoring fees		44,189,462	17,141,791
Royalty fees payable		1,707,151	734,571
Income taxes payable		14,953,642
Other current liabilities		38,479,021	52,032,672
Total accrued expenses and other payables	$ 20,128,333	¥ 130,960,979	89,358,847
Muhua Shangce
Investment prepayments received			¥ 34,000,000
Number of third party investors | item			2
Percentage of equity shares to be acquired by third party investors			20.00%